Other Non-Operating Gain/(Loss), Net - Schedule of Other Non-Operating Gain/(Loss), Net (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Non-Operating Gain/(Loss), Net [Line Items]
Change in fair value of put option liability	$ 3	$ (3)
Income from sale of scrap metal		2
Loss on purchase and sale of foreign currency for purchase of government bonds		(7)
Other gain/(loss)	(1)
Other non-operating gain/(loss), net	$ 2	$ (8)